Organization and Business Description (Details) - Schedule of cash flow - VIE's [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (1,719,971)	$ (5,492,350)
Net cash used in investing activities	(1,277,894)	(1,341,282)
Net cash provided by financing activities